Stockholders' Equity - Pre-tax and After-tax Components of Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
After-tax amount
Pre-tax amount	$ (8,455)	$ 19,800	$ (50,217)
Tax benefit/ (expense)	(6,960)	2,854	6,873
Total other comprehensive (loss) income	(15,415)	22,654	(43,344)
Amortization of net gains and (losses)
After-tax amount
Pre-tax amount	2,824	2,970	(10,279)
Tax benefit/ (expense)	(712)	(423)	2,380
Total other comprehensive (loss) income	2,112	2,547	(7,899)
Amortization of prior service cost
After-tax amount
Pre-tax amount	(232)	(156)	(78)
Tax benefit/ (expense)	58	39	19
Total other comprehensive (loss) income	(174)	(117)	(59)
Benefit plans, net
After-tax amount
Pre-tax amount	2,592	2,814	(10,357)
Tax benefit/ (expense)	(654)	(384)	2,399
Total other comprehensive (loss) income	1,938	2,430	(7,958)
Net (loss) gain from hedging activities
After-tax amount
Pre-tax amount	221	(3,553)	(441)
Tax benefit/ (expense)	(55)	888	110
Total other comprehensive (loss) income	166	(2,665)	(331)
Foreign currency translation
After-tax amount
Pre-tax amount	(11,268)	20,539	(39,419)
Tax benefit/ (expense)	(6,251)	2,350	4,364
Total other comprehensive (loss) income	$ (17,519)	$ 22,889	$ (35,055)